Pledged Bank Deposits/Fixed Bank Deposits With Maturity Period Over Three Months/Bank Balances and Cash, and Other Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2019
Investments accounted for using equity method [abstract]
Summary of Cash and Cash Equivalents and Fixed Deposits Held at Banks
(a)	Cash and cash equivalents and fixed deposits held at banks comprise:

	As of December 31,
	2018	2019	2019
	RMB’000	RMB’000	US$’000
Deposits with banks within three months to maturity when placed	360,000	360,000	51,711
Cash at banks and in hand	573,250	546,840	78,548

Cash and cash equivalents in the consolidated statement of financial position and consolidated statement of cash flows	933,250	906,840	130,259
Fixed bank deposits with maturity periods over three months	290,000	290,000	41,656
Pledged bank deposits	33,500	14,900	2,140

	1,256,750	1,211,740	174,055

Pledged Bank Deposits, Fixed Bank Deposits with Maturity Period Over Three Months and Bank Balances Carried Fixed Interest Rate
The pledged bank deposits, fixed bank deposits with maturity period over three months and bank balances carried fixed interest at the end of the reporting period as follows:

	2018	2019
Range of interest rates (per annum)	0.35%-1.55%	0.35%-1.55%

Pledged Bank Deposits, Fixed Bank Deposits with Maturity Period Over Three Months and Bank Balance Denominated in Currencies Other than the Functional Currencies
The pledged bank deposits, fixed bank deposits with maturity period over three months and bank balances that are denominated in currencies other than the functional currencies of the relevant group entities are set out below:

	2018	2019	2019
	RMB’000	RMB’000	US$’000
US$	1,046	2,588	371
Hong Kong Dollar (“HK$”)	20	22	3

Reconciliation of Liabilities Arising From Financing Activities
The table below details changes in the Group’s liabilities from financing activities, including both cash and non-cash
changes. Liabilities arising from financing activities are liabilities for which cash flows were, or future cash flows will be, classified in the Group’s consolidated statements of cash flows as cash flows from financing activities.

	Bank borrowings	Amount due to a shareholder	Total	Total
	RMB’000	RMB’000	RMB’000	US$’000
Balance at January 1, 2018	558,000	8,742	566,742
Changes from financing cash flows
New bank borrowings raised	473,000	—	473,000
Repayment of bank borrowings	(558,000)	—	(558,000)
Advance from a shareholder	—	1,865	1,865
Repayment to a shareholder	—	(696)	(696)

Total changes from financing cash flows	(85,000)	1,169	(83,831)

Balance at December 31, 2018 and January 1, 2019	473,000	9,911	482,911	69,365
Changes from financing cash flows
New bank borrowings raised	558,000	—	558,000	80,152
Repayment of bank borrowings	(473,000)	—	(473,000)	(67,942)
Advance from a shareholder	—	6,711	6,711	964
Repayment to a shareholder	—	(6,065)	(6,065)	(871)

Total changes from financing cash flows	85,000	646	85,646	12,303

Balance at December 31, 2019	558,000	10,557	568,557	81,668